Goodwill and Other Intangible Assets - Estimated Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ (360)	$ (120)	$ 0
2014	1,020
2015	916
2016	916
2017	768
2018	294
Thereafter	$ 490